Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Decrease in valuation allowance	$ (33,000)	$ (3,973,000)
US Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	16,632,000
Net operating loss carryforward, expired amount	3,769,000
Net operating loss carryforward, unexpired amount	12,863,000
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 2,306,000